Deferred tax - Dividend withholding tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Deferred tax
Dividend withholding tax rate	20.00%
Undistributed earnings at end of year that would be subject to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	R 185,064	R 175,132
Maximum withholding tax payable by shareholders if distributed to individuals	R 37,013	R 35,026